Receivables, net and Contract assets and liabilities - Performance obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Receivables, net and Contract assets and liabilities
Performance obligation, unfulfilled orders	$ 13,084
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation, unfulfilled orders	1 year
Percentage of performance obligation, unfulfilled orders	76.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligation, unfulfilled orders	1 year
Percentage of performance obligation, unfulfilled orders	14.00%